Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Carrying value of related party receivable		$ 704	$ 716
Subordinated loans including accrued interest and fees | Archer
Subsequent Event [Line Items]
Carrying value of related party receivable		$ 35	$ 43
Conversion price (in dollars per share)		$ 2.083
Subordinated loans including accrued interest and fees | Archer | Subsequent Event
Subsequent Event [Line Items]
Carrying value of related party receivable	$ 13
Conversion price (in dollars per share)	$ 0.40